MATERIAL ACCOUNTING POLICY INFORMATION - SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Latam Logistic Properties S.A.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
two
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
Latam Logistic Property Holdings, LLC
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
LPA Corporate Services Inc.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
Latam Logistic COL HoldCo I, S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic CR HoldCo I, S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic Pan HoldCo S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic Pan Holdco El Coyol II S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Ownership interest percentage	50.00%	50.00%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic Pan Holdco Verbena I S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	48.00%	48.00%
Ownership interest percentage	52.00%	52.00%
Latam Logistic Pan Holdco Verbena II S, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	48.00%	48.00%
Ownership interest percentage	52.00%	52.00%
Logistic Property Asset Management, S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic Pan Holdco Verbena Fase II, S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
LPA Asset Management CR, S.A.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
LPA Pan Holdco 2 Verbena Fase II, INC.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
LPA Verbena Fase II Pan Holdco 1, S.A.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
Latam Logistic Pan Holdco Medellin I, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic PER OpCo, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic PER PropCo Lurin I, S. de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic PER PropCo Lurin II, S. de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic PER PropCo Lurin III, S. de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Parque Logístico Callao, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.00%	40.00%
Ownership interest percentage	60.00%	60.00%
Latam Logistic COL OpCo, S.A.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic COL PropCo Cota I, S.A.S.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic CR OpCo, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic CR PropCo Alajuela I, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Propco El Coyol Dos S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Ownership interest percentage	50.00%	50.00%
Latam Logistic Propco Bodegas San Joaquín S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic Propco Cedis Rurales Costa Rica S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
3101784433, S.R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	24.00%	24.00%
Ownership interest percentage	76.00%	76.00%
Latam Logistic PropCo Bodegas los Llanos S de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistic CR Zona Franca, S. de R.L.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
Latam Logistics SLV OpCo S.A. de C.V.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%	100.00%
LPA MX Holdco I S.R.L. de C.V.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%
Latam Logistics Mx Holdco II S.R.L. de C.V.
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	100.00%